Composition of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	$ 1,511,915	$ 1,369,514		$ 985,680	$ 856,827
Allowance for loan losses	(12,762)	(11,478)	(9,894)	(9,060)	(8,403)	(6,742)
Loans, net	1,499,153	1,358,036		976,620	848,424
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	200,755	169,882		127,827	121,805
Allowance for loan losses	(1,970)	(2,377)	(1,201)	(1,259)	(1,228)	(855)
Real Estate, Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	731,030	648,494		470,820	361,106
Real estate, Commercial construction, land and land development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	101,755	97,329		79,063	81,270
Real estate, Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	328,816	306,187		219,938	207,996
Allowance for loan losses	(2,567)	(2,965)	(1,884)	(1,964)	(1,639)	(1,214)
Single-Family Interim Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	71,844	67,920		24,592	20,402
Allowance for loan losses	(540)	(523)	(677)	(317)	(250)	(940)
Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	34,491	40,127		34,923	32,902
Allowance for loan losses	(210)	(159)	(231)	(209)	(167)	(145)
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	43,160	39,502		28,437	31,270
Allowance for loan losses	(350)	(278)	(344)	(235)	(293)	(358)
Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	64	73		80	76
Allowance for loan losses	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0